LONG-TERM DEBT - Schedule of instruments (Details) - USD ($) $ in Millions	Aug. 31, 2021	Dec. 31, 2017	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings						$ 772.8	$ 993.8	$ 1,047.9
Non-current portion of non-current borrowings						772.8	993.8
Borrowings, term	10 years
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Total borrowings						10.0	8.0
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 300.0				280.8	280.4
Borrowings, interest rate		4.625%
Borrowings, term		10 years
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 500.0			0.0	149.8
Borrowings, interest rate			4.95%
Borrowings, term			10 years
$300 million notes issued June 2013
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 300.0		0.0	240.4
Series B - 4.78% 10-Year Notes Due June 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 265.0
Borrowings, interest rate				4.78%
Borrowings, term				10 years
$500 Million Notes Issued March 2012
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 500.0
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 200.0	0.0	190.5
Borrowings, interest rate					4.76%
Borrowings, term					10 years
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 140.0	0.0	135.4
Borrowings, interest rate					4.91%
Borrowings, term					12 years
Senior Debt Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings						775.9	996.5
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Total borrowings						(3.1)	(2.7)
Five Hundred Million Senior Debt Notes, August 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings						$ 495.1	$ 0.0
$500m Senior Notes issued August 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 500.0
Borrowings, interest rate	2.63%
Borrowings, term	10 years